Business Combinations, Divestiture and Private Placement	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about business combination [abstract]
Business Combinations, Divestiture and Private Placement

Divestiture of Zero2Ten EMEA Limited	$
Consideration received in cash	565
Balance of sale receivable	728
Total consideration	1,293
Net assets divested	612
Gain on sale of subsidiary	681